INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Property and equipment	$ 7,194	$ 4,932
Intangible assets	1,729	1,854
Goodwill	3,971	3,816
Deferred tax assets	139	197
Other assets	154	193
Total non-current assets	13,187	10,992
Current assets
Inventories	178	141
Trade and other receivables	654	577
Financial assets	762	88
Current income tax assets	52	112
Other assets	337	367
Assets held for sale	18	17
Cash and cash equivalents	1,331	1,808
Total current assets	3,332	3,110
Total assets	16,519	14,102
Equity
Equity attributable to equity owners of the parent	4,000	3,670
Non-controlling interests	(1,010)	(891)
Total equity	2,990	2,779
Non-current liabilities
Financial liabilities	7,777	6,567
Provisions	126	110
Deferred tax liabilities	156	180
Other liabilities	42	53
Total non-current liabilities	8,101	6,910
Current liabilities
Trade and other payables	1,565	1,432
Financial liabilities	2,296	1,289
Provisions	190	234
Current income tax payables	144	196
Other liabilities	1,227	1,258
Liabilities held for sale	6	4
Total current liabilities	5,428	4,413
Total equity and liabilities	$ 16,519	$ 14,102